Post-retirement benefits - Movement in and components of scheme obligations (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Movement
End of year	$ 12,412
Obligations of plans	(12,412)
Scheme obligations
Movement
Beginning of year	11,365	$ 12,505
Current service cost	(87)	(74)
Past service (credit)/cost	34	(40)
Participant contributions	(2)	(3)
Benefits paid	512	620
Interest expense on post-retirement scheme obligations	(289)	(287)
Actuarial (losses) gains on defined benefit obligation	(1,060)	428
Exchange and other adjustments	(155)	496
End of year	12,412	11,365
Obligations of plans	(12,412)	(11,365)
Pension schemes
Movement
Beginning of year	11,365
End of year	12,412	11,365
Obligations of plans	(12,412)	(11,365)
Pension schemes | Funded - pension schemes
Movement
Beginning of year	10,524
End of year	11,532	10,524
Obligations of plans	(11,532)	(10,524)
Pension schemes | Funded - post-retirement healthcare
Movement
Beginning of year	230
End of year	216	230
Obligations of plans	(216)	(230)
Pension schemes | Unfunded - pension schemes
Movement
Beginning of year	577
End of year	628	577
Obligations of plans	(628)	(577)
Pension schemes | Unfunded - post-retirement healthcare
Movement
Beginning of year	34
End of year	36	34
Obligations of plans	(36)	(34)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	7,052
End of year	7,580	7,052
Obligations of plans	(7,580)	(7,052)	£ (5,265)	$ (6,915)
Pension schemes | UK defined benefit plans | Scheme obligations
Movement
Beginning of year	7,052	8,032
Current service cost	(18)	(23)
Past service (credit)/cost	34	(34)
Participant contributions	(2)	(2)
Benefits paid	315	356
Interest expense on post-retirement scheme obligations	(186)	(185)
Actuarial (losses) gains on defined benefit obligation	(435)	472
Exchange and other adjustments	(236)	396
End of year	7,580	7,052
Obligations of plans	(7,580)	(7,052)
Pension schemes | UK defined benefit plans | Funded - pension schemes
Movement
Beginning of year	7,034
End of year	7,561	7,034
Obligations of plans	(7,561)	(7,034)
Pension schemes | UK defined benefit plans | Unfunded - post-retirement healthcare
Movement
Beginning of year	18
End of year	19	18
Obligations of plans	(19)	(18)
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	978
End of year	1,080	978
Obligations of plans	(1,080)	(978)
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	978	955
Current service cost	(21)	(15)
Past service (credit)/cost	3
Participant contributions		(1)
Benefits paid	29	34
Interest expense on post-retirement scheme obligations	(15)	(13)
Actuarial (losses) gains on defined benefit obligation	(106)	12
Exchange and other adjustments	8	(40)
End of year	1,080	978
Obligations of plans	(1,080)	(978)
Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	479
End of year	531	479
Obligations of plans	(531)	(479)
Pension schemes | Rest of Group defined benefit plans | Unfunded - pension schemes
Movement
Beginning of year	483
End of year	532	483
Obligations of plans	(532)	(483)
Pension schemes | Rest of Group defined benefit plans | Unfunded - post-retirement healthcare
Movement
Beginning of year	16
End of year	17	16
Obligations of plans	(17)	(16)
US | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,463
End of year	1,592	1,463
Obligations of plans	(1,592)	(1,463)
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,463	1,707
Current service cost	(4)	(4)
Benefits paid	121	179
Interest expense on post-retirement scheme obligations	(55)	(53)
Actuarial (losses) gains on defined benefit obligation	(191)	121
Exchange and other adjustments		1
End of year	1,592	1,463
Obligations of plans	(1,592)	(1,463)
US | Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	1,139
End of year	1,280	1,139
Obligations of plans	(1,280)	(1,139)
US | Pension schemes | Rest of Group defined benefit plans | Funded - post-retirement healthcare
Movement
Beginning of year	230
End of year	216	230
Obligations of plans	(216)	(230)
US | Pension schemes | Rest of Group defined benefit plans | Unfunded - pension schemes
Movement
Beginning of year	94
End of year	96	94
Obligations of plans	(96)	(94)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,872
End of year	2,160	1,872
Obligations of plans	(2,160)	(1,872)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,872	1,811
Current service cost	(44)	(32)
Past service (credit)/cost	(3)	(6)
Benefits paid	47	51
Interest expense on post-retirement scheme obligations	(33)	(36)
Actuarial (losses) gains on defined benefit obligation	(328)	(177)
Exchange and other adjustments	73	139
End of year	2,160	1,872
Obligations of plans	(2,160)	(1,872)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Funded - pension schemes
Movement
Beginning of year	1,872
End of year	2,160	1,872
Obligations of plans	$ (2,160)	$ (1,872)